Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gain on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2015	161,137	—	161,137
Net current-period other comprehensive income	195,255	2,978	198,233
Balance at December 31, 2016	356,392	2,978	359,370
Other comprehensive (loss)/income before reclassification	(264,774)	52,744	(212,030)
Amounts reclassified from accumulated other comprehensive income	—	(54,214)	(54,214)
Net current-period other comprehensive loss	(264,774)	(1,470)	(266,244)
Other comprehensive loss attributable to noncontrolling interests	—	—	—
Balance at December 31, 2017	91,618	1,508	93,126
Other comprehensive income before reclassification	1,787,553	58,335	1,845,888
Amounts reclassified from accumulated other comprehensive income	—	(59,024)	(59,024)
Net current-period other comprehensive income/(loss)	1,787,553	(689)	1,786,864
Other comprehensive income attributable to noncontrolling interests	—	(44)	(44)
Balance at December 31, 2018	1,879,171	775	1,879,946
Balance at December 31, 2018 in US$	273,314	113	273,427

Tax Effect Allocated to Component of Other Comprehensive Income

The following table sets forth the tax effect allocated to each component of other comprehensive income for the year ended December 31, 2018:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	—	—	(1,499)	(218)
Amounts reclassified from accumulated other comprehensive income	—	—	1,405	204
Net current-period other comprehensive income/(loss)	—	—	(94)	(14)